Retirement employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Retirement Benefits [Abstract]
Summary of Defined Benefit Plans

The amount included in the statement of financial position arising from the obligation of the entity for defined benefit plans on December 31, 2016, 2017 and 2018 is as follows:

	2016		2017		2018
Present value of defined benefit obligations	Ps.	92,575	Ps.	112,980	Ps.	120,606

Summary of Movements in Present Value of Defined Obligation

The table below shows the movements in the present value of defined benefit obligations:

	2016		2017		2018
Opening defined benefit obligation	Ps.	93,367	Ps.	92,575	Ps.	112,980
Current service cost		7,233		9,459		12,775
Interest cost		7,365		8,344		8,907
Actuarial (gains) / losses		—		—		(3,359)
Cost per service passed for modification or reduction		—		—		(10,858)
New measurement (gains) / losses:
Actuarial (gains) losses resulting from changes in financial and demographic assumptions		(7,165)		2,602		161
Actuarial (gains) and losses arising from adjustments for actuarial experience		(8,225)		—		—
Ending defined benefit obligation	Ps.	92,575	Ps.	112,980	Ps.	120,606

Summary of Amounts Recognised in Consolidated Statement of Profit or Loss and Other Comprehensive Income

Below are the amounts for the years ended December 31, 2016, 2017 and 2018 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2016		2017		2018
Current service cost	Ps.	7,233	Ps.	9,459	Ps.	12,775
Interest cost		7,365		8,344		8,907
Actuarial (gains) / losses		—		—		(3,359)
Cost per service passed for modification or reduction		—		—		(10,858)
Components of defined benefit costs recognized in net income (Note 24)		14,598		17,803		7,465
Measurement of net defined benefit liability:
Actuarial (gains) losses arising from changes in financial and demographic assumptions		(7,165)		2,602		161
Actuarial (gains) and losses arising from adjustments for actuarial experience		(8,225)		—		—
Components of defined benefit costs recognized in other comprehensive income		(15,390)		2,602		161
Total recognized as employee benefit cost	Ps.	(792)	Ps.	20,405	Ps.	7,626

Schedule of Main Actuarial Assumptions at Reporting Date

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2016	2017	2018
Discount of the projected benefit obligation at present value	7.4%	7.6%	9.2%
Salary increase	5.0%	5.0%	6.0%
Remaining labor life	18.2 years	17.7 years	18.6 years
Inflation	3.4%	4.2%	6.7%